General and administrative expenses	12 Months Ended
Dec. 31, 2025
General and administrative expenses
General and administrative expenses
19	General and administrative expenses

	For the year ended 31 December
	2025	2024	2023
	USD	USD	USD
Staff costs	3,853,036	7,543,521	2,825,482
Professional fees	969,105	1,242,604	1,622,712
Technology costs	518,438	750,033	1,118,557
Other expenses	367,523	253,982	167,413
Rent expense	265,581	53,203	56,755
Insurance	254,664	659,280	3,213,714
Depreciation of right-of-use assets (Note 16.1)	225,085	97,200	127,979
Depreciation of property and equipment (Note 5)	188,003	96,727	100,691
Travel and accommodation	65,851	72,996	55,990
Amortization of intangible assets (Note 6)	32,457	36,372	32,375
Outsourced employees	13,354	265,837	378,028
Entertainment	3,768	14,624	19,748
Utilities	2,250	40,277	45,255
Customer experience costs	—	—	21,036
	6,759,115	11,126,656	9,785,735